UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 140.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024		317	$318,999
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		161	161,756
Term Loan - Second Lien, 8.89%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		213	172,810
TransDigm, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		2,926	2,938,855
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		1,219	1,224,611
Wesco Aircraft Hardware Corp.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		428	422,156
WP CPP Holdings, LLC
Term Loan, 6.21%, (2 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		250	251,927

			$5,491,114

Automotive — 3.3%
American Axle and Manufacturing, Inc.
Term Loan, 4.46%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		1,438	$1,440,371
Apro, LLC
Term Loan, 6.20%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		121	122,066
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		248	248,978
Chassix, Inc.
Term Loan, 7.91%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		645	650,770
CS Intermediate Holdco 2, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		330	331,028
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		490	494,328
FCA US, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		604	605,936
Federal-Mogul Holdings Corporation
Term Loan, 5.89%, (USD LIBOR + 3.75%), Maturing April 15, 2021(4)		1,493	1,496,455
Garrett LX III S.a.r.l.
Term Loan, Maturing September 30, 2025(5)		125	125,313
Term Loan, Maturing September 30, 2025(5)	EUR	225	263,359
Horizon Global Corporation
Term Loan, 8.24%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		173	169,486
L&W, Inc.
Term Loan, 6.21%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		374	377,569
Tenneco, Inc.
Term Loan, Maturing October 1, 2025(5)		1,700	1,700,787

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	364	$424,708
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		459	460,765
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		270	271,719

			$9,183,638

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,206	$1,213,275
Flavors Holdings, Inc.
Term Loan, 8.14%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		297	282,433
Term Loan - Second Lien, 12.39%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		500	437,500

			$1,933,208

Brokerage/Securities Dealers/Investment Houses — 0.8%
Advisor Group, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		275	$276,891
Aretec Group, Inc.
Term Loan, 8.50%, (3 mo. USD Prime + 3.25%), Maturing November 23, 2020		639	642,049
Term Loan - Second Lien, 11.75%, (3 mo. USD Prime + 6.50% (7.25% cash, 4.50% PIK)), Maturing May 23, 2021		798	800,890
OZ Management L.P.
Term Loan, 6.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		260	261,950
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.84%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		250	253,750

			$2,235,530

Building and Development — 3.6%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		1,379	$1,377,119
Beacon Roofing Supply, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		274	273,454
Core & Main L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		372	374,104
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		922	929,313
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		2,625	2,637,031
GGP, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		450	448,232
Henry Company, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		197	198,351
Quikrete Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		1,202	1,205,454
RE/MAX International, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		903	907,404
Summit Materials Companies I, LLC
Term Loan, 4.22%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		298	298,494
Werner FinCo L.P.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		546	546,590

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		270	$272,644
Term Loan - Second Lien, 11.24%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		650	656,500

			$10,124,690

Business Equipment and Services — 13.0%
Acosta Holdco, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		1,466	$1,099,309
Adtalem Global Education, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		175	176,090
AlixPartners, LLP
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		1,060	1,066,332
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	679	791,571
AppLovin Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		725	731,193
ASGN Incorporated
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		215	216,201
Blitz F18-675 GmbH
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	725	849,223
Bracket Intermediate Holding Corp.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		425	425,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		247	248,727
Camelot UK Holdco Limited
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		936	938,735
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		197	197,379
Ceridian HCM Holding, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		700	702,297
Change Healthcare Holdings, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		3,071	3,084,899
CPM Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		121	121,543
Crossmark Holdings, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		694	396,734
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		617	620,370
EAB Global, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		622	618,766
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		114	21,437
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		256	0
EIG Investors Corp.
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		1,532	1,546,465
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		174	174,990
Extreme Reach, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		944	945,814
First Data Corporation
Term Loan, 4.21%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		1,064	1,065,673

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garda World Security Corporation
Term Loan, 5.83%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	420	$325,736
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		930	935,760
Global Payments, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		165	165,811
IG Investment Holdings, LLC
Term Loan, 5.80%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		1,128	1,137,029
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		394	397,447
Iron Mountain, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		423	418,470
J.D. Power and Associates
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		1,079	1,086,192
KAR Auction Services, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		877	881,210
Kronos Incorporated
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		2,807	2,824,201
LegalZoom.com, Inc.
Term Loan, 6.46%, (1 mo. USD LIBOR + 4.25%), Maturing November 21, 2024		347	352,982
Term Loan - Second Lien, 10.74%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		250	252,187
Monitronics International, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,087	1,062,919
PGX Holdings, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		586	574,206
Ping Identity Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		175	174,999
Pre-Paid Legal Services, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		209	210,220
Prime Security Services Borrower, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		1,303	1,310,360
Red Ventures, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		470	476,330
SMG Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		124	125,191
Solera, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,120	1,124,271
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		1,534	1,541,148
Tempo Acquisition, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		916	920,384
Trans Union, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		200	200,276
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		945	946,328
Vestcom Parent Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		246	246,862
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		123	124,423
West Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		150	148,623
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		521	520,158

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Worldpay, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		143	$143,574
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		846	848,234
ZPG PLC
Term Loan, 5.47%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	350	457,616

			$35,971,895

Cable and Satellite Television — 5.7%
Charter Communications Operating, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		1,687	$1,691,564
CSC Holdings, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,724	1,725,601
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		599	599,847
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	222	255,149
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		889	872,086
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		350	346,500
Radiate Holdco, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		915	914,885
Telenet Financing USD, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		1,225	1,220,917
Unitymedia Finance, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		450	450,804
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	500	584,396
UPC Financing Partnership
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		999	999,910
Virgin Media Bristol, LLC
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		3,250	3,258,733
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	1,075	1,249,020
Ziggo Secured Finance Partnership
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		1,700	1,671,047

			$15,840,459

Chemicals and Plastics — 6.9%
Alpha 3 B.V.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		317	$318,860
Aruba Investments, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		440	441,557
Ashland, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		272	272,547
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		1,264	1,268,348
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	289	338,236
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		155	155,219
Emerald Performance Materials, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		239	240,603
Term Loan - Second Lien, 9.99%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		275	276,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ferro Corporation
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		160	$160,829
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		163	164,325
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		197	198,094
Flint Group GmbH
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		71	68,102
Flint Group US, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		433	411,958
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		781	786,054
H.B. Fuller Company
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		943	943,243
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	1,439	1,671,680
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		496	497,685
Invictus U.S., LLC
Term Loan, 5.20%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		224	225,694
Kraton Polymers, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		452	454,457
MacDermid, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		485	487,487
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		1,283	1,289,658
Minerals Technologies, Inc.
Term Loan, 4.46%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		411	414,844
Orion Engineered Carbons GmbH
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		483	484,766
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	366	428,565
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		174	170,207
PQ Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		1,396	1,399,206
Schenectady International Group, Inc.
Term Loan, Maturing August 10, 2025(5)		450	451,406
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		30	30,124
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		168	170,703
Spectrum Holdings III Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		158	157,563
Starfruit Finco B.V.
Term Loan, Maturing September 20, 2025(5)		1,350	1,357,352
Term Loan, Maturing September 20, 2025(5)	EUR	200	234,677
Tronox Blocked Borrower, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		488	489,982
Tronox Finance, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,125	1,130,727
Unifrax Corporation
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		272	275,643
Univar, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,200	1,204,596

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Venator Materials Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		173	$173,575

			$19,244,603

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		123	$124,592

			$124,592

Containers and Glass Products — 4.3%
Berlin Packaging, LLC
Term Loan, 5.16%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		125	$124,853
Berry Global, Inc.
Term Loan, 4.19%, (2 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		384	385,269
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,215	1,216,044
Consolidated Container Company, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		173	174,147
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	274	320,680
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		1,605	1,606,193
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		700	702,188
Libbey Glass, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		462	461,888
Pelican Products, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		299	299,951
Reynolds Group Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,497	2,511,159
Ring Container Technologies Group, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		347	348,351
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 week EURIBOR + 3.25%), Maturing March 13, 2022	EUR	941	1,095,134
SIG Combibloc US Acquisition, Inc.
Term Loan, 7.00%, (3 mo. USD Prime + 1.75%), Maturing March 13, 2022		535	536,590
Trident TPI Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		373	372,106
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	742	861,528
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing August 29, 2025	EUR	675	787,682

			$11,803,763

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		876	$873,036

			$873,036

Drugs — 5.7%
Albany Molecular Research, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		322	$322,655
Alkermes, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		189	190,088

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Amneal Pharmaceuticals, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		1,670	$1,688,174
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,405	1,416,559
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		2,247	2,266,220
Horizon Pharma, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		1,584	1,598,934
Jaguar Holding Company II
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		3,252	3,258,281
Mallinckrodt International Finance S.A.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		1,215	1,209,342
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		398	398,839
PharMerica Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		373	375,924
Term Loan - Second Lien, 9.90%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025		200	199,583
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		2,971	2,989,948

			$15,914,547

Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 4.41%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		964	$968,875
EnergySolutions, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		574	578,581
GFL Environmental, Inc.
Term Loan, 1.00%, Maturing May 30, 2025(2)		127	127,389
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025		1,020	1,022,922
Wrangler Buyer Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		323	325,069

			$3,022,836

Electronics/Electrical — 17.3%
Almonde, Inc.
Term Loan, 5.89%, (USD LIBOR + 3.50%), Maturing June 13, 2024(4)		1,200	$1,201,990
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		240	235,489
Applied Systems, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		1,064	1,071,863
Aptean, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		710	713,677
Avast Software B.V.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		669	673,698
Barracuda Networks, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		574	575,175
Blackhawk Network Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		374	376,907
BMC Software Finance, Inc.
Term Loan, Maturing October 2, 2025(5)	EUR	125	147,236
Term Loan, Maturing October 2, 2025(5)		1,375	1,389,769
Campaign Monitor Finance Pty. Limited
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		327	311,591

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cohu, Inc.
Term Loan, Maturing September 20, 2025(5)		350	$351,312
CommScope, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		175	176,253
CPI International, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		322	323,158
Cypress Semiconductor Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		483	485,537
DigiCert, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		1,548	1,555,943
Electro Rent Corporation
Term Loan, 7.19%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		590	597,606
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(5)		250	252,500
Entegris, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		59	59,453
Epicor Software Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		1,391	1,397,482
Exact Merger Sub, LLC
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		297	300,156
EXC Holdings III Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		223	225,406
Eze Castle Software, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		1,323	1,328,929
Financial & Risk US Holdings, Inc.
Term Loan, Maturing October 1, 2025(5)		575	574,435
Flexera Software, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		149	149,935
GlobalLogic Holdings, Inc.
Term Loan, 0.00%, Maturing August 1, 2025(2)		28	28,397
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		197	198,782
Go Daddy Operating Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		2,540	2,552,522
GTCR Valor Companies, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		800	806,240
Hyland Software, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		1,221	1,230,764
Infoblox, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		894	901,598
Infor (US), Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		3,292	3,304,943
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	149	174,876
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		1,798	1,811,995
Lattice Semiconductor Corporation
Term Loan, 6.37%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		219	220,512
MA FinanceCo., LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		1,412	1,409,463
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		231	230,134
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		585	572,886

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Microchip Technology Incorporated
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,116	$1,118,063
MTS Systems Corporation
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		532	535,471
Prometric Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		149	149,499
Renaissance Holding Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		574	573,682
Term Loan - Second Lien, 9.24%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		75	74,953
Rocket Software, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		638	643,593
Seattle Spinco, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		1,560	1,552,980
SGS Cayman L.P.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		189	180,935
SkillSoft Corporation
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		2,252	2,150,408
SolarWinds Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		918	924,087
Southwire Company
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025		274	275,993
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		653	654,520
SS&C Technologies, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		1,683	1,686,186
SurveyMonkey, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		642	644,266
Sutherland Global Services, Inc.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		812	777,288
Switch, Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		123	123,798
Tibco Software, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		247	248,400
TriTech Software Systems
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		400	401,875
TTM Technologies, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		143	144,013
Uber Technologies
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		2,035	2,046,791
Term Loan, 6.12%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		723	729,244
Ultra Clean Holdings, Inc.
Term Loan, Maturing August 27, 2025(5)		425	421,281
Verifone Systems, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		450	453,431
Veritas Bermuda Ltd.
Term Loan, 6.78%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		1,045	1,019,404
Vero Parent, Inc.
Term Loan, 7.26%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		1,213	1,218,056
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	273	320,261
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		347	346,941

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		798	$800,514

			$48,134,545

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		1,980	$1,988,704
IBC Capital Limited
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		274	275,848

			$2,264,552

Financial Intermediaries — 4.4%
Citco Funding, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		1,915	$1,923,938
Clipper Acquisitions Corp.
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		571	573,891
Ditech Holding Corporation
Term Loan, 8.24%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		1,511	1,428,817
Donnelley Financial Solutions, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		84	84,702
EIG Management Company, LLC
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		125	125,467
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	51	60,046
Term Loan, Maturing February 6, 2025(5)	EUR	274	320,243
Focus Financial Partners, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		873	876,267
Fortress Investment Group, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		487	490,043
Franklin Square Holdings L.P.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		250	252,181
Freedom Mortgage Corporation
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		916	924,590
Greenhill & Co., Inc.
Term Loan, 5.95%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		481	487,867
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		647	649,984
Guggenheim Partners, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		510	513,929
Harbourvest Partners, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		544	545,283
LPL Holdings, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		642	643,897
Ocwen Financial Corporation
Term Loan, 7.17%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		143	144,193
Sesac Holdco II, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		271	270,536
StepStone Group L.P.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		299	301,112
Victory Capital Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		136	136,735

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Virtus Investment Partners, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		313	$314,744
Walker & Dunlop, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		1,046	1,053,912

			$12,122,377

Food Products — 3.9%
Alphabet Holding Company, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,139	$1,102,744
American Seafoods Group, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		70	69,721
Badger Buyer Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		173	172,817
CHG PPC Parent, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		224	224,928
Del Monte Foods, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		329	304,503
Dole Food Company, Inc.
Term Loan, 4.96%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		799	799,843
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	1,200	1,399,965
Hearthside Food Solutions, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		349	348,533
High Liner Foods Incorporated
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		380	360,584
HLF Financing S.a.r.l.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2025		500	504,531
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 1, 2022	EUR	117	137,515
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2022		783	788,263
JBS USA, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		3,303	3,313,056
Nomad Foods Europe Midco Limited
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		572	570,581
Post Holdings, Inc.
Term Loan, 4.22%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		790	791,086

			$10,888,670

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		2,539	$2,543,120
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		396	397,670
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.25%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		274	271,569
IRB Holding Corp.
Term Loan, 5.46%, (2 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		398	400,021
KFC Holding Co.
Term Loan, 3.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		466	466,541

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		421	$422,941
Restaurant Technologies, Inc.
Term Loan, Maturing October 1, 2025(5)		100	100,563
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		119	119,344
US Foods, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		398	399,705
Welbilt, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		673	677,535

			$5,799,009

Food/Drug Retailers — 1.6%
Albertsons, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		574	$575,790
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		786	787,676
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		1,726	1,728,711
Dhanani Group, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 27, 2025		274	274,655
Diplomat Pharmacy, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		222	223,913
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	221,470
Term Loan, 6.05%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	200	245,365
Supervalu, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		93	93,728
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		156	156,213

			$4,307,521

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 6.34%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023		490	$490,247

			$490,247

Health Care — 14.0%
Acadia Healthcare Company, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		117	$118,383
ADMI Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		823	828,081
Akorn, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021		938	910,898
Alliance Healthcare Services, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		493	496,194
Term Loan - Second Lien, 12.24%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		225	224,719
Argon Medical Devices, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		423	426,245
Auris Luxembourg III S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		362	367,334
Avantor, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		596	603,209
Beaver-Visitec International, Inc.
Term Loan, 6.39%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		368	369,354

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		713	$677,633
BW NHHC Holdco, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		474	465,817
Carestream Dental Equipment, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		668	667,971
Certara L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		495	496,856
CHG Healthcare Services, Inc.
Term Loan, 5.31%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		1,529	1,538,728
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		1,154	1,139,486
Concentra, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		388	390,307
Convatec, Inc.
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		271	272,229
CPI Holdco, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		370	372,775
CryoLife, Inc.
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		223	226,104
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	400	464,737
DaVita, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		764	768,188
DJO Finance, LLC
Term Loan, 5.54%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		1,019	1,019,879
Envision Healthcare Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		1,963	1,965,139
Equian, LLC
Term Loan, 5.46%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		297	298,601
Gentiva Health Services, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		977	990,204
GHX Ultimate Parent Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		446	447,850
Greatbatch Ltd.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		805	811,697
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.42%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		1,625	1,635,408
Hanger, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		498	496,878
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		915	911,597
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		575	575,719
IQVIA, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		313	314,730
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		470	472,062
Kinetic Concepts, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		1,284	1,293,218
KUEHG Corp.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		1,443	1,452,645
Term Loan - Second Lien, 10.64%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		200	203,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Medical Solutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	372	$373,401
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	225	227,813
MPH Acquisition Holdings, LLC
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,629	1,633,584
National Mentor Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	507	509,088
Navicure, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	373	374,424
New Millennium Holdco, Inc.
Term Loan, 8.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	293	164,667
One Call Corporation
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,223	1,163,525
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,620	1,626,371
Parexel International Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,262	1,256,333
Press Ganey Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	368	370,510
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	572	578,561
R1 RCM, Inc.
Term Loan, 7.43%, (2 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	275	275,687
RadNet, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	701	706,922
Select Medical Corporation
Term Loan, 4.90%, (USD LIBOR + 2.75%), Maturing March 1, 2021(4)	788	794,402
Sotera Health Holdings, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	414	415,015
Sound Inpatient Physicians
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	224	226,191
Surgery Center Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	470	471,249
Syneos Health, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	176	176,460
Team Health Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	985	959,144
Tecomet, Inc.
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	370	372,048
U.S. Anesthesia Partners, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	543	547,318
Verscend Holding Corp.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	725	729,078
Wink Holdco, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	223	222,894

		$38,888,560

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.84%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	741	$733,801

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Serta Simmons Bedding, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		2,142	$1,946,883

			$2,680,684

Industrial Equipment — 5.9%
Altra Industrial Motion Corp.
Term Loan, Maturing October 1, 2025(5)		350	$351,312
Apex Tool Group, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		1,153	1,157,807
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(2)		23	22,920
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		101	101,103
Clark Equipment Company
Term Loan, 4.37%, (USD LIBOR + 2.00%), Maturing May 18, 2024(4)		779	781,265
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	333	390,032
Delachaux S.A.
Term Loan, 5.88%, (USD LIBOR + 3.50%), Maturing October 28, 2021(4)		184	186,335
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	15	17,410
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	37	43,524
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	135	157,564
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	336	393,910
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		397	399,073
DXP Enterprises, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		248	249,356
Engineered Machinery Holdings, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		149	147,200
EWT Holdings III Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		937	944,719
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	174	203,726
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		771	776,989
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	191	222,546
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		499	502,391
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	419	488,500
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		2,128	2,143,388
Hamilton Holdco, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		399	400,247
Hayward Industries, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		223	224,421
LTI Holdings, Inc.
Term Loan, Maturing September 6, 2025(5)		225	226,266
Milacron, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,252	1,253,658
Paladin Brands Holding, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		573	575,385
Pro Mach Group, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		124	124,220

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rexnord, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		933	$939,334
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		473	469,966
Shape Technologies Group, Inc.
Term Loan, 5.23%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)		125	124,765
Tank Holding Corp.
Term Loan, 5.67%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		327	328,731
Thermon Industries, Inc.
Term Loan, 5.85%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		155	155,877
Titan Acquisition Limited
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		1,418	1,377,000
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	450	529,330

			$16,410,270

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		1,142	$1,146,035
AmWINS Group, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		1,356	1,361,127
Asurion, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		2,355	2,377,892
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		996	1,004,346
Term Loan - Second Lien, 8.74%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		1,200	1,236,250
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	250	288,207
FrontDoor, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		225	226,969
Hub International Limited
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		2,344	2,350,789
NFP Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		938	939,494
Sedgwick Claims Management Services, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		522	523,143
USI, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		1,337	1,338,410

			$12,792,662

Leisure Goods/Activities/Movies — 5.5%
AMC Entertainment Holdings, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		1,021	$1,023,465
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		246	246,814
Ancestry.com Operations, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		1,397	1,402,569
Bombardier Recreational Products, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		2,093	2,095,320
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		540	532,788
ClubCorp Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		857	853,111

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	398	$463,996
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		970	969,654
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		747	741,708
Emerald Expositions Holding, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		524	527,911
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	375	438,750
Lindblad Expeditions, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		100	101,330
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		777	785,306
Live Nation Entertainment, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		1,222	1,226,253
Match Group, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		241	242,652
Sabre GLBL, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		472	473,912
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		817	816,313
SRAM, LLC
Term Loan, 5.02%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		786	791,513
Steinway Musical Instruments, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		423	423,932
Travel Leaders Group, LLC
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		449	454,767
UFC Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		688	692,478

			$15,304,542

Lodging and Casinos — 5.9%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		533	$532,809
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	225	264,175
Boyd Gaming Corporation
Term Loan, 4.42%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		456	458,605
CityCenter Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		1,187	1,189,620
Eldorado Resorts, LLC
Term Loan, 4.41%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		396	398,366
ESH Hospitality, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		584	584,648
Four Seasons Hotels Limited
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		442	443,033
Golden Nugget, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		2,055	2,065,881
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	600	699,025
Term Loan, 4.30%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	300	392,608
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		522	525,205

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		250	$250,391
Hilton Worldwide Finance, LLC
Term Loan, 3.97%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		1,799	1,808,071
Las Vegas Sands, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		498	497,670
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		902	904,049
Playa Resorts Holding B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		1,138	1,130,640
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	450	529,167
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,920	1,939,028
Tropicana Entertainment, Inc.
Term Loan, 7.25%, (3 mo. USD Prime + 2.00%), Maturing November 27, 2020		37	36,842
VICI Properties 1, LLC
Term Loan, 4.21%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		1,026	1,029,343
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		625	627,656

			$16,306,832

Nonferrous Metals/Minerals — 1.1%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		70	$60,396
Dynacast International, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		585	587,203
Global Brass & Copper, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		392	394,205
Murray Energy Corporation
Term Loan, 9.49%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		929	853,095
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		449	34,653
Oxbow Carbon, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		289	292,359
Term Loan - Second Lien, 9.74%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		350	358,750
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	450	525,608

			$3,106,269

Oil and Gas — 2.5%
Ameriforge Group, Inc.
Term Loan, 9.39%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		336	$338,155
Apergy Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		167	168,178
BCP Raptor, LLC
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		346	341,305
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		457	458,330
Delek US Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025		174	175,068

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,188	$1,198,899
Term Loan - Second Lien, 9.49%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	113	110,332
Green Plains Renewable Energy, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	495	501,806
Lotus Midstream, LLC
Term Loan, Maturing September 25, 2025(5)	125	126,094
McDermott Technology Americas, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	597	605,358
Medallion Midland Acquisition, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	223	221,650
MEG Energy Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	599	600,165
PSC Industrial Holdings Corp.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	347	348,895
Sheridan Investment Partners II L.P.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	17	15,227
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	45	40,829
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	320	293,511
Sheridan Production Partners I, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	57	52,335
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	93	85,681
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	705	646,610
Ultra Resources, Inc.
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	700	636,125

		$6,964,553

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	545	$545,691
Getty Images, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	1,697	1,687,374
Harland Clarke Holdings Corp.
Term Loan, 7.14%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	399	384,211
Lamar Media Corporation
Term Loan, 3.94%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	249	249,942
LSC Communications, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	477	480,242
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	132	132,669
Multi Color Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	149	149,806
ProQuest, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	796	800,661
Tweddle Group, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	124	122,466

		$4,553,062

Radio and Television — 3.7%
ALM Media Holdings, Inc.
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	201	$178,320

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CBS Radio, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	753	$747,614
Cumulus Media New Holdings, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,465	1,449,027
Entravision Communications Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	520	514,336
Gray Television, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	116	116,341
Hubbard Radio, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	300	301,275
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	1,066	797,265
Term Loan, 0.00%, Maturing July 30, 2019(6)	182	136,138
Mission Broadcasting, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	160	160,882
Nexstar Broadcasting, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,143	1,149,387
Raycom TV Broadcasting, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	520	520,725
Sinclair Television Group, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	260	261,292
Univision Communications, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	4,094	3,986,935

		$10,319,537

Retailers (Except Food and Drug) — 5.0%
Ascena Retail Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	847	$819,054
Bass Pro Group, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	619	625,807
BJ’s Wholesale Club, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	440	443,351
CDW, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,104	2,110,618
Coinamatic Canada, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	22	21,790
David’s Bridal, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	985	878,990
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	1,061	1,039,884
Global Appliance, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	470	457,318
Harbor Freight Tools USA, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	197	196,896
J. Crew Group, Inc.
Term Loan, 5.32%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,408	1,141,803
LSF9 Atlantis Holdings, LLC
Term Loan, 8.12%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	460	445,489
Neiman Marcus Group Ltd., LLC
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,017	946,475
Party City Holdings, Inc.
Term Loan, 5.14%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	381	383,809

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
PetSmart, Inc.
Term Loan, 5.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	1,978	$1,741,645
PFS Holding Corporation
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,037	596,183
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	239	196,288
Radio Systems Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	198	198,488
Shutterfly, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	249	250,591
Staples, Inc.
Term Loan, 6.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	298	298,029
Vivid Seats Ltd.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	989	986,266

		$13,778,774

Steel — 1.1%
Atkore International, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	670	$673,455
GrafTech Finance, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,308	1,319,069
Neenah Foundry Company
Term Loan, 8.74%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	385	383,075
Phoenix Services International, LLC
Term Loan, 5.87%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	398	402,975
Zekelman Industries, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	342	342,577

		$3,121,151

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	174	$175,027
Hertz Corporation (The)
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	484	483,372
Kenan Advantage Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	54	54,228
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	178	178,324
PODS, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	272	273,169
Stena International S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	716	702,820
XPO Logistics, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	275	276,772

		$2,143,712

Telecommunications — 6.8%
CenturyLink, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	2,456	$2,443,131
Colorado Buyer, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	395	396,234
Digicel International Finance Limited
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	866	827,631

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,000	$1,168,162
Frontier Communications Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		913	898,309
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	750	874,416
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		992	1,024,287
Intelsat Jackson Holdings S.A.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		850	896,485
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		557	543,643
Lumentum Holdings
Term Loan, Maturing August 7, 2025(5)		275	277,750
Mitel Networks Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		210	212,768
Onvoy, LLC
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		837	821,028
Plantronics, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		650	652,336
Sprint Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		1,650	1,655,031
Syniverse Holdings, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		473	474,545
TDC A/S
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing May 31, 2025	EUR	2,100	2,459,372
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing May 31, 2025		898	909,309
Telesat Canada
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		2,203	2,212,309

			$18,746,746

Utilities — 2.9%
Brookfield WEC Holdings, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		1,075	$1,089,221
Calpine Construction Finance Company L.P.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		442	443,086
Calpine Corporation
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		1,500	1,501,317
Dayton Power & Light Company (The)
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		270	271,201
Granite Acquisition, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,182	1,192,812
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		54	54,245
Lightstone Generation, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		38	37,864
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		709	704,976
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		1,330	1,162,915
Talen Energy Supply, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		543	547,453
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		343	345,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
USIC Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	100	$100,360
Vistra Energy Corp.
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	499	499,560

		$7,950,635

Total Senior Floating-Rate Loans (identified cost $391,960,999)		$388,838,821

Corporate Bonds & Notes — 5.0%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(7)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	5	$5,185
TransDigm, Inc.
6.00%, 7/15/22	30	30,562
6.50%, 7/15/24	30	30,810

		$66,557

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(9)	5	$4,825
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	18	16,290
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	50	52,062
Standard Industries, Inc.
6.00%, 10/15/25(9)	30	30,788
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	20	20,175
5.875%, 6/15/24	19	18,929

		$143,069

Business Equipment and Services — 0.3%
First Data Corp.
7.00%, 12/1/23(9)	65	$67,844
5.00%, 1/15/24(9)	10	10,095
FTI Consulting, Inc.
6.00%, 11/15/22	20	20,512
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	20	21,125
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	10	11,008
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)	650	661,810

		$792,394

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	5	$5,109

Security	Principal Amount* (000’s omitted)	Value
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	80	$81,173
5.75%, 1/15/24	5	5,094
5.375%, 5/1/25(9)	40	39,800
5.75%, 2/15/26(9)	20	20,125
CSC Holdings, LLC
5.25%, 6/1/24	5	4,900
DISH DBS Corp.
6.75%, 6/1/21	5	5,119
5.875%, 7/15/22	10	9,794
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	275	276,031

		$447,145

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20	900	$848,250
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	20	20,525
W.R. Grace & Co.
5.125%, 10/1/21(9)	15	15,443
5.625%, 10/1/24(9)	5	5,281

		$889,499

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.
6.625%, 11/15/22	20	$20,550
5.75%, 7/15/25	30	30,450

		$51,000

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	15	$15,544

		$15,544

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	10	$10,338
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	15	15,487
6.375%, 8/15/25(9)	5	5,163
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	1,914	1,921,165
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	450	457,312

		$2,409,465

Drugs — 0.7%
Bausch Health Companies, Inc.
7.50%, 7/15/21(9)	23	$23,489
5.625%, 12/1/21(9)	10	10,000
6.50%, 3/15/22(9)	404	421,170
7.00%, 3/15/24(9)	525	555,975
5.50%, 11/1/25(9)	850	851,700

Security	Principal Amount* (000’s omitted)		Value
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)		30	$30,300

			$1,892,634

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.125%, 6/1/21		30	$30,150
Covanta Holding Corp.
5.875%, 3/1/24		10	10,235

			$40,385

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24		7	$7,070
5.00%, 9/15/26		4	3,850

			$10,920

Electronics/Electrical — 0.0%(7)
Infor (US), Inc.
6.50%, 5/15/22		25	$25,464

			$25,464

Financial Intermediaries — 0.0%(7)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		15	$15,413
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24 (11)(12)		35	38,237
Navient Corp.
5.50%, 1/15/19		45	45,281
5.00%, 10/26/20		10	10,148

			$109,079

Food Products — 0.1%
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	127	$165,910
Post Holdings, Inc.
8.00%, 7/15/25(9)		5	5,519

			$171,429

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		25	$25,156

			$25,156

Health Care — 1.0%
Avantor, Inc.
6.00%, 10/1/24(9)		675	$686,812
Centene Corp.
4.75%, 5/15/22		10	10,145
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		725	691,469
Envision Healthcare Corp.
5.625%, 7/15/22		10	10,287
6.25%, 12/1/24(9)		7	7,560

Security	Principal Amount* (000’s omitted)	Value
HCA Healthcare, Inc.
6.25%, 2/15/21	40	$41,800
HCA, Inc.
6.50%, 2/15/20	10	10,407
5.875%, 2/15/26	10	10,437
Hologic, Inc.
4.375%, 10/15/25(9)	10	9,575
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	9	9,563
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	850	896,750
Teleflex, Inc.
5.25%, 6/15/24	10	10,336
Tenet Healthcare Corp.
6.00%, 10/1/20	20	20,675
4.375%, 10/1/21	300	300,201
8.125%, 4/1/22	20	21,151
6.75%, 6/15/23	5	5,000

		$2,742,168

Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	20	$20,750

		$20,750

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	20	$20,715
5.875%, 2/15/25	20	20,725
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	15	14,194

		$55,634

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	350	$356,125
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	10	10,073
5.25%, 11/15/23(9)	20	20,100
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	20	20,100

		$406,398

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	15	$14,587
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	35,700
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5	5,144
MGM Resorts International
6.625%, 12/15/21	40	42,480
7.75%, 3/15/22	15	16,482

Security	Principal Amount* (000’s omitted)	Value
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	$15,081
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(9)	88	24,115

		$153,589

Nonferrous Metals/Minerals — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	55	$52,388
Imperial Metals Corp.
7.00%, 3/15/19(9)	10	8,500
New Gold, Inc.
6.25%, 11/15/22(9)	35	30,800

		$91,688

Oil and Gas — 0.2%
Antero Resources Corp.
5.375%, 11/1/21	40	$40,612
5.625%, 6/1/23	5	5,131
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	10	10,075
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	325	325,812
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	60	61,200
Energy Transfer Equity, L.P.
5.875%, 1/15/24	15	15,825
Gulfport Energy Corp.
6.625%, 5/1/23	15	15,337
Newfield Exploration Co.
5.625%, 7/1/24	65	68,819
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	5	5,000
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	20,525
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	25	25,844
6.875%, 6/30/23(9)	15	15,600
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,085

		$614,865

Publishing — 0.0%(7)
Tribune Media Co.
5.875%, 7/15/22	20	$20,525

		$20,525

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,594
Series B, 6.50%, 11/15/22	50	51,268
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	451	341,632

Security	Principal Amount* (000’s omitted)	Value
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	$15,124
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	40	41,608
Univision Communications, Inc.
6.75%, 9/15/22(9)	124	127,100

		$602,326

Retailers (Except Food and Drug) — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	575	$431,250
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	61,950
Party City Holdings, Inc.
6.125%, 8/15/23(9)	25	25,437

		$518,637

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	20	$20,475

		$20,475

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	25	$25,865
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	25	25,394

		$51,259

Surface Transport — 0.0%(7)
XPO Logistics, Inc.
6.50%, 6/15/22(9)	22	$22,798

		$22,798

Telecommunications — 0.3%
CenturyLink, Inc.
6.75%, 12/1/23	15	$15,619
CommScope Technologies, LLC
6.00%, 6/15/25(9)	20	20,740
Frontier Communications Corp.
10.50%, 9/15/22	10	8,919
7.625%, 4/15/24	10	6,500
6.875%, 1/15/25	20	12,257
Intelsat Jackson Holdings S.A.
7.50%, 4/1/21	4	4,070
5.50%, 8/1/23	10	9,245
Level 3 Financing, Inc.
5.375%, 1/15/24	10	10,042
Sprint Communications, Inc.
7.00%, 8/15/20	214	224,610
6.00%, 11/15/22	5	5,113
Sprint Corp.
7.25%, 9/15/21	110	116,462
7.875%, 9/15/23	136	146,861
7.625%, 2/15/25	15	15,945

Security	Principal Amount* (000’s omitted)		Value
T-Mobile USA, Inc.
6.375%, 3/1/25		15	$15,664
6.50%, 1/15/26		45	47,259
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	275	298,751

			$958,057

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(9)		500	$465,000
Vistra Energy Corp.
7.375%, 11/1/22		15	15,621
7.625%, 11/1/24		20	21,625
8.125%, 1/30/26(9)		10	11,038

			$513,284

Total Corporate Bonds & Notes (identified cost $14,188,670)			$13,882,193

Asset-Backed Securities — 2.9%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XVII
Series 2014-17A, Class C, 5.636%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)		$500	$500,026
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.164%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)		1,000	994,983
Series 2015-2A, Class E2, 7.539%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)		500	500,006
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 9.789%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)		600	601,650
Series 2015-5A, Class D, 8.448%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)		500	502,697
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.064%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)		500	497,856
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 7.598%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(10)		500	490,748
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.098%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)		600	593,189
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 9.048%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)		500	500,855
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 8.848%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)		600	605,994
Recette CLO, LLC
Series 2015-1A, Class E, 8.048%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)		500	501,702
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.819%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)		1,000	1,013,256
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 9.548%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)		800	814,168

Total Asset-Backed Securities (identified cost $7,876,940)			$8,117,130

Common Stocks — 2.8%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(14)(15)	29	$338,499

		$338,499

Automotive — 0.1%
Dayco Products, LLC(14)(15)	10,159	$365,724

		$365,724

Business Equipment and Services — 1.0%
Education Management Corp.(3)(14)(15)	1,612,262	$0
RCS Capital Corp.(14)(15)	27,470	2,688,626

		$2,688,626

Electronics/Electrical — 0.1%
Answers Corp.(3)(14)(15)	46,839	$341,456

		$341,456

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(14)(15)	35,156	$5,361

		$5,361

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(14)(15)	38,082	$0

		$0

Oil and Gas — 0.7%
AFG Holdings, Inc.(3)(14)(15)	13,348	$907,664
Fieldwood Energy, Inc.(14)(15)	9,594	495,690
Nine Point Energy Holdings, Inc.(3)(15)(16)	325	361
Paragon Offshore Finance Company, Class A(14)(15)	764	812
Paragon Offshore Finance Company, Class B(14)(15)	382	12,702
Samson Resources II, LLC, Class A(14)(15)	22,051	523,711
Southcross Holdings Group, LLC(3)(14)(15)	30	0
Southcross Holdings L.P., Class A(14)(15)	30	7,350

		$1,948,290

Publishing — 0.8%
Cumulus Media, Inc.(14)(15)	18,865	$322,214
ION Media Networks, Inc.(3)(14)(15)	2,155	1,755,183
Tweddle Group, Inc.(3)(14)(15)	889	47,820

		$2,125,217

Total Common Stocks (identified cost $2,422,223)		$7,813,173

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(14)(15)	1,793	$0

		$0

Security	Shares	Value
Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(16)	5	$7,340

		$7,340

Total Convertible Preferred Stocks (identified cost $131,544)		$7,340

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$681,226
Invesco Senior Income Trust	238,872	1,027,150
Nuveen Credit Strategies Income Fund	180,539	1,438,896
Nuveen Floating Rate Income Fund	73,198	760,527
Nuveen Floating Rate Income Opportunity Fund	51,054	526,367
Voya Prime Rate Trust	196,084	976,498

Total Closed-End Funds (identified cost $6,015,229)		$5,410,664

Miscellaneous — 0.0%

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(15)	200,340	$0

		$0

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(15)	$10,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(17)	6,810,212	$6,810,212

Total Short-Term Investments (identified cost $6,810,212)		$6,810,212

Total Investments — 155.2% (identified cost $429,405,817)		$430,879,533

Less Unfunded Loan Commitments — (0.1)%		$(322,987)

Net Investments — 155.1% (identified cost $429,082,830)		$430,556,546

Value
Other Assets, Less Liabilities — (41.5)%	$(115,330,061)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.6)%	$(37,607,157)

Net Assets Applicable to Common Shares — 100.0%	$277,619,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after September 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $15,660,201 or 5.6% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $35,545.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,711,603	EUR	6,578,519	Goldman Sachs International	10/31/18	$56,317	$—
USD	1,273,528	GBP	967,501	State Street Bank and Trust Company	10/31/18	10,868	—
USD	452,115	GBP	350,000	Citibank, N.A.	11/26/18	—	(5,181)
USD	324,892	CAD	420,737	HSBC Bank USA, N.A.	11/30/18	—	(1,231)
USD	7,356,283	EUR	6,239,902	State Street Bank and Trust Company	11/30/18	77,905	—
USD	10,257,009	EUR	8,735,168	Goldman Sachs International	12/6/18	62,479	—

						$207,569	$(6,412)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind
Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At September 30, 2018, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $207,569 and $6,412, respectively.

Restricted Securities

At September 30, 2018, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$361
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	7,340

Total Restricted Securities			$20,070	$7,701

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$387,084,735	$1,431,099	$388,515,834
Corporate Bonds & Notes	—	13,882,193	—	13,882,193
Asset-Backed Securities	—	8,117,130	—	8,117,130
Common Stocks	322,214	4,099,976	3,390,983	7,813,173
Convertible Preferred Stocks	—	—	7,340	7,340
Closed-End Funds	5,410,664	—	—	5,410,664
Miscellaneous	—	—	0	0
Short-Term Investments	—	6,810,212	—	6,810,212
Total Investments	$5,732,878	$419,994,246	$4,829,422	$430,556,546
Forward Foreign Currency Exchange Contracts	$—	$207,569	$—	$207,569
Total	$5,732,878	$420,201,815	$4,829,422	$430,764,115

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,412)	$—	$(6,412)
Total	$—	$(6,412)	$—	$(6,412)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018